DEPLETION AND DEPRECIATION	12 Months Ended
Dec. 31, 2022
DEPLETION AND DEPRECIATION
DEPLETION AND DEPRECIATION

7.DEPLETION AND DEPRECIATION

	Years ended
	December 31
	2022	2021
Depletion of producing mineral property	$5,806	$—
Depreciation of plant and equipment	9,147	—
Depletion and depreciation	$14,953	$—

Camino Rojo was under construction during 2021 and the three months ended March 31, 2022. The Company declared commercial production at Camino Rojo effective April 1, 2022. Consequently, no depletion was recorded prior to April 1, 2022.